FIXED ASSETS - Narrative (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 65	$ 30	$ 140	$ 112